Income tax (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Deferred tax liabilities, beginning	R$ (7,029)	R$ (6,938)
Acquired in business combinations	(2,152)
Recognized in profit or loss	252	(91)
Deferred tax liabilities, ending	(8,929)	(7,029)
Effect Of Changes In Foreign Exchange Rates [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liabilities, beginning	(145)	(54)
Acquired in business combinations
Recognized in profit or loss	(10)	(91)
Deferred tax liabilities, ending	(155)	(145)
Net Gain Or Loss On Hedge Instruments [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liabilities, beginning	(455)	(455)
Acquired in business combinations
Recognized in profit or loss	(1,126)
Deferred tax liabilities, ending	(1,581)	(455)
Acquisition Of Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liabilities, beginning	(6,429)	(6,429)
Acquired in business combinations	(2,152)
Recognized in profit or loss	1,388
Deferred tax liabilities, ending	R$ (7,193)	R$ (6,429)